Financial Income (Expenses)	12 Months Ended
Dec. 31, 2023
Financial Income (Expenses)
Financial Income (Expenses)

24. Financial Income (Expenses)

	For the year ended December 31,
	2023	2022	2021
Finance expenses
Interest on loans and financing	(17,269)	(22,342)	(13,939)
Interest on Debentures	(4,166)	(7,381)	(3,151)
Discount	(15,073)	(2,086)	(88)
Foreign exchange losses	(9,707)	(12,629)	(21,128)
Bank expenses and IOF (tax on financial transactions)	(3,098)	(3,990)	(6,575)
Other financial expenses	(2,578)	(3,321)	(4,766)
Interests on leasing contracts	(377)	(512)	(356)
Losses on derivative instrument	-	(895)	(210)
Inflation adjustment	(2,993)	(65)	(1,554)
Interest and adjustment to present value (APV) on liabilities from acquisition	(17,380)	(24,024)	-
Total financial expenses	(72,641)	(77,245)	(51,767)
Finance income
Interest	135	1,505	3,917
Foreign exchange gain	11,827	14,513	18,822
Interests on financial instrument	4,956	14,036	8,322
Other financial income	2,013	765	1,663
Gain on financial instrument	-	482	74
Interest and adjustment to present value (APV) on liabilities from acquisition	9,658	2,122	-
Total finance income	28,589	33,423	32,798
Net finance costs	(44,052)	(43,822)	(18,969)